Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Related Party Transactions

	2017	2016

Receivable from:
CMFG Life	$ 8,492	$ 11,460

Total	$ 8,492	$ 11,460

Payable to:
CUNA Brokerage Services, Inc.	$ 2,749	$ 6,177
Other	22	19

Total	$ 2,771	$ 6,196